Disaggregated revenue and Concentration (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregated revenue	$ 288,212	$ 107,042	$ 1,945,232	$ 738,729	$ 808,372	$ 520,645
Products sale Member
Disaggregated revenue	91,598	68,542	1,142,865	672,829	626,389	452,285
Product installation service Member
Disaggregated revenue	$ 196,614	$ 38,500	$ 802,367	$ 65,900	$ 181,983	$ 68,360